Benefit Plans - Pension Expense (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Components of net periodic benefit cost
Service cost	$ 302	$ 519
Interest cost	$ 311	274
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income
Expected return on plan assets	$ (530)	(575)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Loss Change In funded Status Of Defined Benefit Plan Liability Net of Tax
Amortization of prior service credit	$ (89)	(89)
Defined Benefit Plan Net Periodic Benefit Cost Credit Amortization Of Prior Service Cost Credit Statement Of Income Or Comprehensive Income Extensible List Not Disclosed Flag			true
Amortization of net loss	$ 48	$ 183
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	OtherComprehensiveIncomeLossAmortizationAdjustmentFromAociPensionAndOtherPostRetirementBenefitPlansOfNetPriorServiceCostCreditNetOfTax	OtherComprehensiveIncomeLossAmortizationAdjustmentFromAociPensionAndOtherPostRetirementBenefitPlansOfNetPriorServiceCostCreditNetOfTax
Net periodic benefit cost	$ 42	$ 312